Stock Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted for term, years	10
Date shares become exercisable	1
Shares transferred to employee term, years	3
Weighted average grant date fair value of stock options granted	$ 18.01	$ 23.27	$ 13.67
Total stock compensation cost	$ 7.7	$ 7.4	$ 6.9
Total compensation cost related to non-vested awards	4.7
Weighted average period over which cost is expected to be recognized	2 years
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	14.9
Closing price per share	$ 67.39
Aggregate intrinsic value for stock options exercisable	14.8
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares that may be issued for awards	9,585,055
Number of common shares that have been issued for awards	5,374,823
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	3.3	4.5	5.8
Aggregate intrinsic value	$ 14.3
Weighted average grant date fair value of restricted Stock Unit granted	$ 61.58	$ 68.33	$ 41.99